ACCOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities	$2,418	$2,021
Loans and notes payable(1)	333	899
Deferred revenue	443	445
Derivative liabilities	173	221
Lease liabilities(2)	70	160
Other liabilities	23	16
Total accounts payable and other liabilities	$3,460	$3,762
(1) See Note 29, Related Parties, for further discussion
(2)See Note 15, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.